Benefit plans	12 Months Ended
Dec. 31, 2024
Benefit Plans
Benefit plans

Note	31 | Benefit plans

The defined benefit plans granted to Company employees consist of a bonus for all the employees who have the necessary years of service and have made the required contributions to retire under ordinary retirement plans.

The amounts and conditions vary depending on the collective bargaining agreement and for non-unionized personnel.

	12.31.24	12.31.23
Non-current	13,648	10,719
Current	1,441	1,258
Total Benefit plans	15,089	11,977

The breakdown of the benefit plan obligations as of December 31, 2024 and 2023 is as follows:

	12.31.24	12.31.23
Benefit payment obligations at beginning of year	11,977	14,207
Current service cost	1,160	618
Interest cost	12,490	4,668
Actuarial losses	(3,497)	3,152
Result from exposure to inflation for the year	(6,478)	(9,645)
Benefits paid to participating employees	(563)	(1,023)
Benefit payment obligations at end of year	15,089	11,977

As of December 31, 2024 and 2023, the Company does not have any assets related to post-retirement benefit plans.

The breakdown of the charge recognized in the Statement of Comprehensive Income is as follows:

	12.31.24	12.31.23	12.31.22
Cost	1,160	618	2,537
Interest	12,490	4,668	5,614
Actuarial results - Other comprehensive results	(3,497)	3,152	4,436
	10,153	8,438	12,587

The actuarial assumptions used are based on market interest rates for Argentine government bonds, past experience, and the Company Management’s best estimate of future economic conditions. Changes in these assumptions may affect the future cost of benefits and obligations. The main assumptions used are as follow:

	12.31.24	12.31.23	12.31.22
Discount rate	5%	5%	5%
Salary increase	1%	1%	1%
Inflation	209%	89%	48%

Sensitivity analysis:

12.31.24
Discount Rate: 4%
Obligation	16,501
Variation	1,412
9%

Discount Rate: 6%
Obligation	13,888
Variation	(1,202)
(8%)

Salary Increase : 0%
Obligation	13,834
Variation	(1,255)
(8%)

Salary Increase: 2%
Obligation	16,544
Variation	1,455
10%

The expected payments of benefits are as follow:

	In 2025	In 2026	In 2027	In 2028	In 2029	Between 2030 to 2034
At December 31, 2024
Benefit payment obligations	1,441	247	261	254	58	260

Estimates based on actuarial techniques imply the use of statistical tools, such as the so-called demographic tables used in the actuarial valuation of the Company’s active personnel.

In order to determine the mortality of the Company’s active personnel, the “1971 Group Annuity Mortality” table has been used. In general, a mortality table shows for each age group the probability that a person in any such age group will die before reaching a predetermined age. Male and female mortality tables are elaborated separately inasmuch as men and women’s mortality rates are substantially different.

In order to estimate total and permanent disability due to any cause, 80% of the “1985 Pension Disability Study” table has been used.

In order to estimate the probability that the Company’s active personnel will leave the Company or stay therein, the “ESA 77” table has been used.

Liabilities related to the above-mentioned benefits have been determined taking into consideration all the rights accrued by the beneficiaries of the plans through the closing date of the year ended December 31, 2024.

These benefits do not apply to key management personnel.